Other investments	12 Months Ended
Dec. 31, 2023
Other investments
Other investments
10	Other investments

	2023	2022
	US$ in millions
Non-current investments
Financial instruments at fair value through other comprehensive income (*)	893.3	1,358.4
Financial assets at fair value through profit or loss (*)	10.7	11.2
Other	4.7	3.6
	908.7	1,373.2

Current investments
Bank deposits and other financial assets at amortized cost	12.4	2,017.4
Financial assets at fair value through profit or loss (*)	0.5	0.7
Financial instruments at fair value through other comprehensive income (*)	861.2	215.0
	874.1	2,233.1

(*) See also Note 29 in respect of the Group’s exposure to credit, currency, interest rate and fair value risks related to investments.

Bank deposits at amortized costs bare average interest of 1.3% (2022: 5.1%) and mature in 2024. Debt securities at fair value through other comprehensive income bare average interest of 4.2% (2022: 3.3%) and mature in a weighted average of 1.5 years.